LONG-TERM DEBT - INTEREST EXPENSE AND PAYMENTS (Details) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Interest Expense [Abstract]
Interest Costs Capitalized	(259)	(287)	(300)
Amortization of Financing Costs and Discounts	55	(21)	7
Interest expense (Note 15)	1,198	985	976
Interest payments on long-term debt and junior subordinated notes, net of interest capitalized on construction projects	1,123	985	966
Notes payable
Interest Expense [Abstract]
Interest Expense, Debt, Excluding Amortization	15	12	16
Total long-term debt (excluding junior subordinated notes)
Interest Expense [Abstract]
Interest Expense, Debt, Excluding Amortization	1,317	1,216	1,190
Junior subordinated notes
Interest Expense [Abstract]
Interest Expense, Debt, Excluding Amortization	70	65	63